COLUMBIA INTEGRATED LARGE CAP GROWTH FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Integrated Large Cap Growth Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 101.7%

Issuer	Shares	Value ($)
Communication Services 12.6%
Entertainment 1.1%
Electronic Arts, Inc.	20,661	2,851,425

Interactive Media & Services 11.5%
Alphabet, Inc., Class A(a)	25,828	3,422,985
Alphabet, Inc., Class C(a)	90,774	12,156,454
Match Group, Inc.(a)	29,047	940,542
Meta Platforms, Inc., Class A(a)	33,774	11,049,164
Pinterest, Inc., Class A(a)	78,476	2,673,677

Total		30,242,822

Total Communication Services		33,094,247

Consumer Discretionary 14.5%
Automobiles 1.4%
Tesla, Inc.(a)	15,493	3,719,560

Broadline Retail 5.4%
Amazon.com, Inc.(a)	96,902	14,156,413

Hotels, Restaurants & Leisure 3.9%
Booking Holdings, Inc.(a)	906	2,831,884
Domino’s Pizza, Inc.	7,501	2,947,068
DoorDash, Inc., Class A(a)	16,058	1,509,131
Expedia Group, Inc.(a)	22,589	3,076,170

Total		10,364,253

Specialty Retail 2.0%
AutoZone, Inc.(a)	1,467	3,828,767
TJX Companies, Inc. (The)	15,524	1,367,820

Total		5,196,587

Textiles, Apparel & Luxury Goods 1.8%
Deckers Outdoor Corp.(a)	3,683	2,445,401
lululemon athletica, Inc.(a)	5,107	2,281,808

Total		4,727,209

Total Consumer Discretionary		38,164,022

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 3.7%
Beverages 3.0%
Celsius Holdings, Inc.(a)	22,958	1,136,651
Monster Beverage Corp.(a)	73,455	4,051,043
PepsiCo, Inc.	15,305	2,575,678

Total		7,763,372

Personal Care Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	14,827	1,893,260

Total Consumer Staples		9,656,632

Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
EOG Resources, Inc.	14,646	1,802,483

Total Energy		1,802,483

Financials 7.4%
Capital Markets 1.9%
Charles Schwab Corp. (The)	50,360	3,088,075
MSCI, Inc.	3,497	1,821,412

Total		4,909,487

Financial Services 5.5%
FleetCor Technologies, Inc.(a)	11,358	2,731,599
MasterCard, Inc., Class A	21,260	8,798,026
PayPal Holdings, Inc.(a)	52,923	3,048,894

Total		14,578,519

Total Financials		19,488,006

Health Care 13.5%
Biotechnology 4.4%
Exelixis, Inc.(a)	95,632	2,085,734
Incyte Corp.(a)	39,502	2,146,539
Neurocrine Biosciences, Inc.(a)	18,787	2,190,376
Vertex Pharmaceuticals, Inc.(a)	14,452	5,127,714

Total		11,550,363

Health Care Equipment & Supplies 1.7%
DexCom, Inc.(a)	27,973	3,231,441
Stryker Corp.	4,187	1,240,734

Total		4,472,175

2    Columbia Integrated Large Cap Growth Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Integrated Large Cap Growth Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 5.0%
Cigna Group (The)	12,549	3,298,881
McKesson Corp.	3,041	1,430,973
UnitedHealth Group, Inc.	15,161	8,383,578

Total		13,113,432

Pharmaceuticals 2.4%
Eli Lilly & Co.	10,623	6,278,618

Total Health Care		35,414,588

Industrials 5.1%
Aerospace & Defense 0.8%
Axon Enterprise, Inc.(a)	8,851	2,034,579

Commercial Services & Supplies 1.1%
Waste Management, Inc.	16,612	2,840,486

Construction & Engineering 1.3%
Valmont Industries, Inc.	7,506	1,648,093
WillScot Mobile Mini Holdings Corp.(a)	42,267	1,763,379

Total		3,411,472

Electrical Equipment 0.9%
Acuity Brands, Inc.	6,198	1,111,054
Hubbell, Inc.	4,108	1,232,400

Total		2,343,454

Ground Transportation 0.5%
Lyft, Inc., Class A(a)	109,362	1,282,816

Machinery 0.5%
ITT, Inc.	13,022	1,409,892

Total Industrials		13,322,699

Information Technology 43.7%
Communications Equipment 1.4%
Arista Networks, Inc.(a)	8,785	1,930,153
F5, Inc.(a)	9,833	1,683,311

Total		3,613,464

Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc.(a)	42,837	5,190,131
Broadcom, Inc.	6,149	5,692,314
NVIDIA Corp.	26,429	12,360,843
QUALCOMM, Inc.	43,055	5,556,248

Total		28,799,536

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 22.1%
Adobe, Inc.(a)	12,736	7,781,823
Autodesk, Inc.(a)	7,472	1,632,109
Crowdstrike Holdings, Inc., Class A(a)	10,642	2,522,047
Datadog, Inc., Class A(a)	15,154	1,766,502
DoubleVerify Holdings, Inc.(a)	44,375	1,473,250
Dynatrace, Inc.(a)	54,400	2,913,120
Gitlab, Inc., Class A(a)	14,570	704,314
HubSpot, Inc.(a)	3,958	1,954,975
Microsoft Corp.	65,992	25,005,029
Salesforce, Inc.(a)	5,751	1,448,677
ServiceNow, Inc.(a)	7,876	5,400,888
Unity Software, Inc.(a)	18,892	557,503
Workday, Inc., Class A(a)	17,917	4,850,490

Total		58,010,727

Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.	127,892	24,293,085

Total Information Technology		114,716,812

Real Estate 0.5%
Specialized REITs 0.5%
Equinix, Inc.	1,625	1,324,391

Total Real Estate		1,324,391

Total Common Stocks (Cost $152,521,302)		266,983,880

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	3,955,635	3,954,844

Total Money Market Funds (Cost $3,954,448)		3,954,844

Total Investments in Securities (Cost: $156,475,750)		270,938,724

Other Assets & Liabilities, Net		(8,406,161)

Net Assets		262,532,563

Columbia Integrated Large Cap Growth Fund | First Quarter Report 2023    3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Integrated Large Cap Growth Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases ($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period ($)	Realized gain (loss)($)	Dividends ($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	5,080,707	13,133,631	(14,259,260)	(234)	3,954,844	555	58,739	3,955,635

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4    Columbia Integrated Large Cap Growth Fund | First Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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